Credit Facility (Tables)	6 Months Ended
Jun. 30, 2013
Original Line of Credit
Line of credit
Schedule of contractual future repayments in relation to line of credit

As of June 30, 2013, contractual future repayments in relation to the Original Line of Credit and New Line of Credit are as follows for the remainder of 2013 and the subsequent years ending December 31:

	Principal	Interest	Total
	(in thousands, unaudited)
2013 (6 months)	$466	$126	$592
2014	1,926	217	2,143
2015	2,257	130	2,387
2016	1,693	43	1,736
2017	271	2	273
2018 and beyond	—	—	—

Total	$6,613	$518	$7,131

Line of Credit
Line of credit
Schedule of contractual future repayments in relation to line of credit

Contractual future repayments in relation to the Original Line of Credit as of December 31, 2012 are as follows for the year ending December 31:

	Principal	Interest	Total
	(in thousands)
2013	$582	$137	$719
2014	1,188	102	1,290
2015	1,238	53	1,291
2016	632	9	641
2017 and beyond	—	—	—

Total	$3,640	$301	$3,941